Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,901,500
Previously Paid Amount	0
Total Fee Amount	2,587.62
Total Offset Amount	0
Net Fee	$ 2,587.62